General (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Apr. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss for the period	$ 1,522	$ 175		$ 1,966	$ 259	$ 752	$ 248
Negative cash flow from operating activities				(996)	(183)	(402)	(72)
Accumulated deficit	$ (3,446)			(3,446)		(1,480)	(728)
Proceeds from private placement			$ 3,377,655	3,377		$ 1,955
Share issuance cost			$ 147,345	$ 147,345
Subscription Agreements [Member]
Number of shares issued				5,507,813
Share issued price per share	$ 0.64			$ 0.64